Reverse takeover transaction with NCAC (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Jan. 26, 2024	Jan. 25, 2024
Reverse takeover transaction with NCAC
Closing trading price			$ 4.79
NCAC
Reverse takeover transaction with NCAC
Closing trading price	$ 4.79	$ 3.55	$ 4.79
Consideration shares issued to NCAC shareholders	7,794,659